Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 58	$ 95
Interest bearing time deposits with banks	350	350
Investment securities available for sale	153,824	150,488
Restricted investment in bank stock	3,104	3,610
Non-interest bearing deposits	115,911	104,006
Interest bearing deposits	361,757	351,816
Short-term borrowings with Federal Home Loan Bank	21,769	32,196	$ 35,057
Long-term debt	25,000	25,000
Other interest bearing liabilities	1,593	1,545
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	9,839	9,464
Interest bearing deposits with banks	58	95
Interest bearing time deposits with banks	350	350
Investment securities available for sale	153,824	150,488
Restricted investment in bank stock	3,104	3,610
Loans, net of allowance for loan losses	380,965	375,574
Mortgage servicing rights	225	205
Accrued interest receivable	1,582	1,582
Non-interest bearing deposits	115,911	104,006
Interest bearing deposits	361,757	351,816
Securities sold under agreements to repurchase	9,769	4,496
Short-term borrowings with Federal Home Loan Bank	12,000	27,700
Long-term debt	25,000	25,000
Other interest bearing liabilities	1,593	1,545
Accrued interest payable	300	268
Commitments to extend credit
Letters of credit
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	9,839	9,464
Interest bearing deposits with banks	58	95
Interest bearing time deposits with banks	350	350
Investment securities available for sale	153,824	150,488
Restricted investment in bank stock	3,104	3,610
Loans, net of allowance for loan losses	372,906	366,660
Mortgage servicing rights	225	205
Accrued interest receivable	1,582	1,582
Non-interest bearing deposits	115,911	104,006
Interest bearing deposits	361,468	354,628
Securities sold under agreements to repurchase	9,769	4,496
Short-term borrowings with Federal Home Loan Bank	12,000	27,700
Long-term debt	24,885	24,963
Other interest bearing liabilities	1,595	1,549
Accrued interest payable	300	268
Commitments to extend credit
Letters of credit